Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 103,214	¥ 116,770	¥ 55,691
Tax calculated at a tax rate of 25%	25,804	29,193	13,923
Tax return true-up	691	554	1,275
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	6,112	4,414	693
Effect of preferential tax rate	(5,529)	(3,855)	(5,058)
Tax effect of income not subject to tax	(3,767)	(3,278)	(3,401)
Tax effect of expenses not deductible for tax purposes	4,479	8,278	5,018
Tax effect of temporary differences and losses unrecognized as deferred tax assets	8,409	7,484	3,846
Income tax expense	¥ 36,199	¥ 42,790	¥ 16,296